UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DW Investment Management, LP
Address: 590 Madison Avenue
         9th Floor
         New York, New York  10022

13F File Number:  28-14046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Warren
Title:     Chief Executive Officer
Phone:     212.751.6160

Signature, Place, and Date of Signing:

     /S/ David Warren     New York, New York     August 15, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $209,082 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEROPOSTALE                    COM              007865108    17710  1000000 SH       SOLE                  1000000
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106    12930  1000000 SH       SOLE                  1000000
ANN INC                        COM              035623107     8070   300000 SH       SOLE                   300000
CHILDRENS PL RETAIL STORES I   COM              168905107     8522   190000 SH       SOLE                   190000
DANA HLDG CORP                 COM              235825205    23698  1283037 SH       SOLE                  1283037
DEX ONE CORP                   COM              25212W100     3096  1200000 SH       SOLE                  1200000
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS     G10082140    25110   750000 SH       SOLE                   750000
MGIC INVT CORP WIS             COM              552848103     5980  1000000 SH       SOLE                  1000000
MPG OFFICE TR INC              COM              553274101      149    40000 SH       SOLE                    40000
RITE AID CORP                  COM              767754104     6525  5000000 SH       SOLE                  5000000
SANDRIDGE ENERGY INC           COM              80007P307    16110  1500000 SH       SOLE                  1500000
SPRINT NEXTEL CORP             COM SER 1        852061100    36575  7000000 SH       SOLE                  7000000
SUNOCO INC                     COM              86764P109    41590  1000000 SH       SOLE                  1000000
WILLIAMS COS INC DEL           COM              969457100     3017   100000 SH       SOLE                   100000